UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2016

Date of reporting period:  February 29, 2016

Item 1. Reports to Stockholders.

Semi-Annual Report
February 29, 2016

VIDENT INTERNATIONAL EQUITY FUND
Ticker: VIDI

VIDENT CORE U.S. EQUITY FUND
Ticker: VUSE

VIDENT CORE U.S. BOND STRATEGY ETF
Ticker: VBND

VIDENT FUNDS

VIDENT INTERNATIONAL EQUITY FUND
PORTFOLIO ALLOCATION
As of February 29, 2016 (Unaudited)

Percentage of
Country	Net Assets
Australia	7.5%
Austria	0.5%
Belgium	0.5%
Brazil	0.4%
Canada	6.9%
China	5.4%
Denmark	1.8%
Finland	0.5%
France	1.2%
Germany	4.3%
Hong Kong	3.5%
Indonesia	1.0%
Ireland	0.6%
Israel	0.5%
Italy	1.0%
Japan	6.1%
Malaysia	3.4%
Mexico	1.4%
Netherlands	2.8%
New Zealand	0.4%
Norway	1.6%
Poland	1.4%
Republic of Korea	7.0%
Russian Federation	1.1%
Singapore	7.1%
South Africa	1.4%
Spain	2.1%
Sweden	3.6%
Switzerland	5.6%
Taiwan	7.6%
Thailand	4.8%
Turkey	5.2%
United Kingdom	1.2%
Investments Purchased
with Securities
Lending Collateral	4.7%
Short-term Investments	0.2%
Liabilities in excess
of other assets	-4.3%
Total	100.0%

VIDENT CORE U.S. EQUITY FUND

PORTFOLIO ALLOCATION
As of February 29, 2016 (Unaudited)

Percentage of
Sector	Net Assets
Consumer Discretionary	17.0%
Consumer Staples	10.5%
Energy	6.0%
Financials	14.8%
Healthcare	10.1%
Industrials	11.9%
Information Technology	17.6%
Materials	4.0%
Telecommunication Services	3.3%
Utilities	4.6%
Short-term Investments	0.1%
Other assets in excess of liabilities	0.1%
Total	100.0%

VIDENT CORE U.S. BOND STRATEGY ETF

PORTFOLIO ALLOCATION
As of February 29, 2016 (Unaudited)

Percentage of
Asset Type	Net Assets
Corporate Bonds	9.8%
Mortgage Backed Securities – U.S. Government Agency	27.4%
U.S. Government Agency Issues	0.3%
U.S. Government Notes/Bonds	62.2%
Short-term Investments	24.7%
Liabilities in excess of other assets	-24.4%
Total	100.0%

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

Shares	Security Description	Value

COMMON STOCKS – 97.9%

	Australia – 7.5%
217,101	AGL Energy Ltd	$2,841,892
907,250	Aurizon Holdings Ltd	2,635,529
523,077	BlueScope Steel Ltd	2,049,672
134,500	CIMIC Group Ltd	3,029,742
40,734	Cochlear Ltd	2,979,785
36,903	CSL Ltd	2,705,597
1,708,784	Evolution Mining Ltd	2,134,379
80,562	Flight Centre Travel Group Ltd (a)	2,380,548
206,032	JB Hi-Fi Ltd (a)	3,254,336
1,794,327	Medibank Pvt Ltd	3,227,368
485,410	Mirvac Group	634,025
910,487	Northern Star Resources Ltd	2,534,456
950,335	Qantas Airways Ltd	2,618,246
467,884	Star Entertainment Group Ltd	1,743,231
93,485	Wesfarmers Ltd	2,608,278
156,843	Woolworths Ltd (a)	2,563,581
		39,940,665

	Austria – 0.5%
96,086	OMV AG	2,527,479

	Belgium – 0.5%
27,815	Delhaize Group	2,827,977

	Brazil – 0.2%
440,100	JBS SA	1,246,140

	Canada – 6.9%
61,546	Alimentation Couche-Tard, Inc. (b)	2,784,809
48,469	Bank of Montreal (b)	2,674,214
310,337	BlackBerry Ltd (b)	2,422,142
68,377	CGI Group, Inc. (b)	2,860,918
73,176	Empire Company Ltd (b)	1,415,926
35,705	George Weston Ltd (b)	2,906,804
43,535	Intact Financial Corporation (b)	2,710,882
49,878	Linamar Corporation (b)	2,178,706
58,181	Loblaw Companies Ltd (b)	2,955,492
67,532	Magna International, Inc. (b)	2,620,421
179,525	Manulife Financial Corporation (a)(b)	2,402,955

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Canada (Continued)
97,453	Metro, Inc. (b)	$3,114,462
101,890	Power Corporation of Canada	2,214,018
86,532	Sun Life Financial, Inc. (a)(b)	2,579,971
38,097	Suncor Energy, Inc. (b)	931,448
		36,773,168

	China – 5.4%
3,533,000	Belle International Holdings Ltd	2,298,388
3,945,000	China Construction Bank Corporation	2,307,744
4,442,969	China Petroleum & Chemical Corporation	2,473,378
5,784,000	China Telecom Corporation Ltd	2,773,744
2,542,000	CNOOC Ltd	2,601,464
2,770,000	CSPC Pharmaceutical Group Ltd	2,204,447
1,982,000	Dongfeng Motor Group Company Ltd	2,311,214
4,970,000	Geely Automobile Holdings Ltd	1,840,256
2,890,000	Guangzhou Automobile Group Company Ltd	2,496,873
2,054,000	Huaneng Power International, Inc.	1,597,663
4,961,000	People’s Insurance Company Group of China Ltd	1,792,276
1,300,000	PICC Property & Casualty Company Ltd	1,962,188
25,036,000	Semiconductor Manufacturing
	International Corporation (b)	2,060,033
		28,719,668

	Denmark – 1.8%
2,096	AP Moeller – Maersk A/S	2,761,817
68,244	DSV A/S	2,798,692
28,623	Novo Nordisk A/S	1,486,074
39,214	Vestas Wind Systems A/S	2,657,597
		9,704,180

	Finland – 0.5%
147,866	UPM-Kymmene OYJ	2,517,409

	France – 1.2%
32,598	Air France-KLM (b)	297,667
100,387	AXA SA	2,216,346
97,420	Orange SA	1,697,252
1	Pernod Ricard SA	107

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	France (Continued)
156,101	Peugeot SA (b)	$2,357,036
		6,568,408

	Germany – 4.3%
12,736	adidas AG	1,364,156
15,489	Allianz SE	2,312,633
11,252	Continental AG	2,259,605
172,953	Deutsche Lufthansa AG (b)	2,593,618
30,684	E.ON SE	279,889
38,481	Fresenius SE & Company KGaA	2,548,544
23,602	Hannover Rueck SE	2,434,043
13,789	Muenchener Rueckversicherungs-Gesellschaft AG
	in Muenchen	2,723,329
63,778	OSRAM Licht AG	2,994,494
41,683	Rheinmetall AG	2,982,798
		22,493,109

	Hong Kong – 3.5%
246,500	China Mobile Ltd	2,605,062
792,000	China Resources Beer Holdings Company Ltd	1,282,995
908,200	China Taiping Insurance Holdings Company Ltd (b)	1,751,467
2,242,000	China Unicom Hong Kong Ltd	2,553,869
325,000	CLP Holdings Ltd	2,832,972
3,111,000	Sino Biopharmaceutical Ltd	2,275,839
1,290,000	Skyworth Digital Holdings Ltd	728,087
691,000	Techtronic Industries Company Ltd	2,638,541
3,091,000	WH Group Ltd (b)(c)	1,796,250
		18,465,082

	Indonesia – 1.0%
3,304,300	Bank Rakyat Indonesia Persero Tbk PT	2,736,698
25	Gudang Garam Tbk PT	119
10,865,000	Telekomunikasi Indonesian Persero Tbk PT	2,640,686
		5,377,503

	Ireland – 0.6%
10,890	ICON PLC (b)	774,932

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Ireland (Continued)
68,833	XL Group PLC	$2,366,479
		3,141,411

	Israel – 0.5%
41,914	Teva Pharmaceutical Industries Ltd	2,367,282

	Italy – 1.0%
149,134	Assicurazioni Generali SpA	2,078,246
18,716	Ferrari NV (b)	724,623
94,688	Unipol Gruppo Finanziario SpA	351,459
1,059,831	UnipolSai SpA	2,184,826
		5,339,154

	Japan – 6.1%
141,700	Alfresa Holdings Corporation	2,568,709
309,000	Calsonic Kansei Corporation (a)	2,271,837
135,200	Daiichi Sankyo Company Ltd	2,824,985
65,900	Fuji Heavy Industries Ltd	2,160,138
78,700	Japan Airlines Company Ltd	2,819,813
97,400	Mazda Motor Corporation	1,358,789
164,900	Medipal Holdings Corporation	2,532,986
322,700	Mitsubishi Motors Corporation	2,301,014
205,700	Nikon Corporation (a)	3,132,339
71,004	Nippon Telephone and Telegraph Corporation	3,026,431
1,024,700	Pioneer Corporation	2,344,664
68,000	Sankyo Company Ltd	2,499,756
75,400	Suzuken Company Ltd/Aichi Japan	2,457,496
		32,298,957

	Malaysia – 3.4%
1,531,900	Axiata Group Bhd	2,156,682
1,804,900	IHH Healthcare Bhd	2,747,054
1,405,920	Malayan Banking Bhd	2,845,274
887,900	MISC Bhd	1,847,592
1,649,100	Petronas Chemicals Group Bhd	2,647,188
143,500	Petronas Gas Bhd	752,138
40	Public Bank Bhd	176
1,256,400	Telekom Malaysia Bhd	1,971,995

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Malaysia (Continued)
893,300	Tenaga Nasional Bhd	$2,787,181
91	UMW Holdings Bhd	153
		17,755,433

	Mexico – 1.4%
1,201,774	Alfa SAB de CV	2,174,197
167,300	Gruma SAB de CV	2,676,615
1,060,300	Wal-Mart de Mexico SAB de CV	2,496,647
		7,347,459

	Netherlands – 2.8%
479,888	Aegon NV	2,416,041
67,551	Boskalis Westminster	2,466,915
446,451	Delta Lloyd NV (a)	2,795,540
127,534	Koninklijke Ahold NV	2,805,293
78,672	NN Group NV	2,430,578
504,302	PostNL NV (b)	1,966,758
		14,881,125

	New Zealand – 0.4%
981,864	Spark New Zealand Ltd	2,225,510

	Norway – 1.6%
722,375	Norsk Hydro ASA	2,877,879
193,624	Statoil ASA (a)	2,827,878
35,982	Telenor ASA	539,162
63,166	Yara International ASA	2,457,685
		8,702,604

	Poland – 1.4%
104,082	KGHM Polska Miedz SA (a)	1,770,223
525,213	PGE Polska Grupa Energetyczna SA	1,701,361
157,617	Polski Koncern Naftowy ORLEN SA (a)	2,522,124
1,283,310	Polskie Gornictwo Naftowe i Gazownictwo SA	1,603,093
		7,596,801

	Republic of Korea – 7.0%
248	Celltrion, Inc. (b)	20,088
45,583	Dongbu Insurance Company Ltd	2,487,954

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Republic of Korea (Continued)
57,355	Hankook Tire Company Ltd	$2,476,556
51,159	Hyundai Marine & Fire Insurance Company Ltd	1,272,046
12,913	Hyundai Mobis Company Ltd	2,599,933
61,667	Kia Motors Corporation	2,298,737
65,170	Korea Electric Power Corporation	3,093,296
115,168	KT Corporation	2,691,320
130,938	LG Display Company Ltd	2,593,985
61,654	LG Electronics, Inc.	3,235,501
32,028	LG Innotek Company Ltd	2,258,302
218,358	LG Uplus Corporation	1,880,418
14,465	Mando Corporation	1,754,468
51,090	Samsung Electro-Mechanics Company Ltd	2,239,086
2,533	Samsung Electronics Company Ltd	2,412,771
32,084	SK Hynix, Inc.	778,297
24,466	SK Innovation Company Ltd	2,868,578
		36,961,336

	Russian Federation – 1.1%
710,610	Gazprom PAO – ADR	2,617,532
773,893	Rosneft OJSC – GDR	2,915,255
		5,532,787

	Singapore – 5.8%
3,078	Broadcom Ltd	412,360
1,156,400	CapitaLand Ltd	2,450,976
475,500	City Developments Ltd	2,404,555
1,045,200	ComfortDelGro Corporation Ltd	2,237,590
241,677	Flextronics International Ltd (b)	2,624,612
3,434,700	Genting Singapore PLC	1,844,380
3,315,600	Hutchison Port Holdings Trust	1,558,332
79,000	Jardine Cycle & Carriage Ltd	2,166,038
129,300	Keppel Corporation Ltd	476,368
438,600	Oversea-Chinese Banking Corporation Ltd	2,517,427
271,700	Singapore Airlines Ltd	2,247,419
351,700	Singapore Exchange Ltd	1,816,033
1,056,300	Singapore Telecommunications Ltd	2,802,275
199,200	United Overseas Bank Ltd	2,429,787

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Singapore (Continued)
1,316,000	Wilmar International Ltd	$2,910,925
		30,899,077

	South Africa – 1.4%
124,292	Bidvest Group Ltd	2,798,606
191,352	Sappi Ltd (b)	779,252
99,162	Sasol Ltd	2,669,275
327,386	Telkom SA SOC Ltd	1,113,707
		7,360,840

	Spain – 2.1%
31,774	Acciona SA	2,432,375
138,214	Endesa SA	2,507,952
160,131	Gamesa Corporation Tecnologica SA	3,039,778
389,680	Iberdrola SA	2,528,231
272,054	Mapfre SA	532,720
		11,041,056

	Sweden – 3.6%
160,912	Boliden AB	2,431,953
113,949	Electrolux AB	2,684,410
322,805	Elekta AB (a)	2,863,521
181,140	Securitas AB	2,722,860
11,723	Skanska AB	250,566
95,850	Svenska Cellulosa AB SCA	2,873,759
283,388	Telefonaktiebolaget LM Ericsson	2,619,780
548,488	TeliaSonera AB	2,530,443
		18,977,292

	Switzerland – 5.6%
19,899	Baloise Holding AG	2,511,041
23,319	Chubb Ltd	2,694,044
1,785	Galenica AG	2,688,673
1,999,195	Glencore PLC	3,707,778
3,173	Helvetia Holding AG	1,681,039
16,985	Lonza Group AG	2,585,598
7,813	Swatch Group AG (a)	2,719,096
10,262	Swiss Life Holding AG	2,507,690

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Switzerland (Continued)
27,566	Swiss Re AG	$2,452,918
222,246	Transocean Ltd	1,922,428
139,928	UBS Group AG (a)	2,149,720
10,636	Zurich Insurance Group AG	2,263,545
		29,883,570

	Taiwan – 7.6%
321,000	Asustek Computer, Inc.	2,641,836
7,826,000	AU Optronics Corporation	2,121,818
1,735,000	China Life Insurance Company Ltd	1,206,021
901,953	Chunghwa Telecom Company Ltd	2,836,245
3,412,000	Eva Airways Corporation (b)	1,832,697
1,256,000	Foxconn Technology Company Ltd	2,475,566
1,115,160	Hon Hai Precision Industry Company Ltd	2,617,431
7,856,000	Innolux Corporation	2,283,611
3,267,000	Inotera Memories, Inc. (b)	2,801,803
655,000	Novatek Microelectronics Corporation	2,719,969
983,000	Powertech Technology, Inc.	2,138,629
1,133,000	Realtek Semiconductor Corporation	2,860,457
1,307,000	Siliconware Precision Industries Company Ltd	2,017,607
624,000	Taiwan Semiconductor Manufacturing Company Ltd	2,797,785
1,526,640	Uni-President Enterprises Corporation	2,632,296
6,904,000	United Microelectronics Corporation	2,773,483
2,756,000	Wistron Corporation	1,642,056
		40,399,310

	Thailand – 4.8%
298,800	Bumrungrad Hospital PCL – NVDR (a)	1,819,804
22,993,200	IRPC PCL – NVDR	2,826,557
651,400	Kasikornbank PCL – NVDR	3,117,140
1,702,300	PTT Exploration & Production PCL – NVDR	3,236,902
1,315,800	PTT Global Chemical PCL – NVDR	1,984,964
646,300	PTT Global Chemical PCL	974,982
398,497	PTT PCL – NVDR	2,907,921
10,700	PTT PCL	78,080
24,900	Siam Cement PCL – NVDR	308,891
829,000	Siam Commercial Bank PCL – NVDR (a)	3,222,467

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Thailand (Continued)
1,545,500	Thai Oil PCL – NVDR (a)	$2,754,399
2,583,100	Tipco Asphalt PCL – NVDR (a)	1,660,202
10,436,700	TMB Bank PCL – NVDR	744,014
		25,636,323

	Turkey – 5.2%
1,121,939	Akbank TAS	2,796,192
399,692	Arcelik AS	2,575,962
132,344	BIM Birlesik Magazalar AS	2,443,665
2,503,581	Eregli Demir ve Celik Fabrikalari TAS	2,912,957
2,141,841	Petkim Petrokimya Holding AS (a)(b)	2,528,183
1,065,690	Turk Hava Yollari AO (a)(b)	2,630,845
789,392	Turkcell Iletisim Hizmetleri AS (a)	2,949,754
1,083,644	Turkiye Garanti Bankasi AS	2,689,786
2,042,031	Turkiye Vakiflar Bankasi TAO	2,844,237
2,356,998	Yapi ve Kredi Bankasi AS (a)	2,980,876
		27,352,457

	United Kingdom – 1.2%
192,568	Fiat Chrysler Automobiles NV	1,329,189
305,654	International Consolidated Airlines Group SA	2,335,575
710,242	J Sainsbury PLC (a)	2,514,866
		6,179,630
	TOTAL COMMON STOCKS (Cost $527,456,536)	519,040,202

PREFERRED STOCKS – 0.2%

	Brazil – 0.2%
172,000	Braskem SA	1,089,684
	TOTAL PREFERRED STOCKS (Cost $1,174,740)	1,089,684

REAL ESTATE INVESTMENT TRUSTS – 1.3%

	Singapore – 1.3%
1,702,700	Ascendas Real Estate Investment Trust	2,930,679
1,486,578	CapitaLand Commercial Trust Ltd	1,511,953
1,759,900	CapitaLand Mall Trust	2,741,238
	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $6,726,000)	7,183,870

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

SHORT-TERM INVESTMENTS – 0.2%
812,587	Short-Term Investment Trust Liquid Assets Portfolio
	Institutional Class, 0.42% (d)	$812,587
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $812,587)	812,587
Principal
Amount

INVESTMENTS PURCHASED WITH
SECURITIES LENDING COLLATERAL – 4.7%
	Government Agency
	Repurchase Agreements – 4.0%
$3,711,852	Citigroup Global Markets, Inc. – 0.320%,
	dated 02/29/2016, matures 03/01/2016,
	repurchase price $3,711,884 (collateralized
	by various government agency obligations:
	Total Value $3,786,089) (e)	3,711,852
5,759,558	Daiwa Capital Markets America, Inc. – 0.350%,
	dated 02/29/2016, matures 03/01/2016,
	repurchase price $5,759,613 (collateralized
	by various government agency obligations:
	Total Value $5,874,749) (e)	5,759,558
5,759,558	Mizuho Securities USA, Inc. – 0.320%,
	dated 02/29/2016, matures 03/01/2016,
	repurchase price $5,759,608 (collateralized
	by various government agency obligations:
	Total Value $5,874,750) (e)	5,759,558
5,759,558	Nomura Securities International, Inc. – 0.320%,
	dated 02/29/2016, matures 03/01/2016,
	repurchase price $5,759,608 (collateralized
	by various government agency obligations:
	Total Value $5,874,749) (e)	5,759,558
		20,990,526

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

INVESTMENTS PURCHASED WITH
SECURITIES LENDING COLLATERAL (Continued)

	Government Notes & Bonds
	Repurchase Agreements – 0.7%
$3,711,852	HSBC Securities USA, Inc. – 0.270%,
	dated 02/29/2016, matures 3/01/2016,
	repurchase price $3,711,879 (collateralized
	by various government agency obligations:
	Total Value $3,786,092) (e)	$3,711,852
42,748	JP Morgan Securities LLC – 0.300%,
	dated 02/29/2016, matures 3/01/2016,
	repurchase price $42,748 (collateralized
	by various government agency obligations:
	Total Value $43,603) (e)	42,748
		3,754,600
	TOTAL INVESTMENTS PURCHASED AS
	SECURITIES LENDING COLLATERAL
	(Cost $24,745,126)	24,745,126
	TOTAL INVESTMENTS – 104.3%
	(Cost $560,914,989)	552,871,469
	Liabilities in Excess of Other Assets – (4.3%)	(22,826,265)
	NET ASSETS – 100.0%	$530,045,204

(a)	All or a portion of this security is out on loan as of February 29, 2016. Total value of securities out on loan is $25,748,809. See Note 4.
(b)	Non-income producing security.
(c)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933.  Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines.  The total value of these securities is $1,796,250.

(d)	Annualized seven-day yield as of February 29, 2016.
(e)
Investments purchased with cash proceeds from securities lending.  As of February 29, 2016, total cash collateral has a value of $24,745,126 and total non-cash collateral has a value of $2,424,277.  See Note 4.

ADR – American Depository Receipt
GDR – Global Depository Receipt
NVDR – Non-voting Depository Receipt

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

Shares	Security Description	Value

COMMON STOCKS – 99.8%

	Consumer Discretionary – 17.0%
78,384	Abercrombie & Fitch Company	$2,277,055
139,159	American Eagle Outfitters, Inc.	2,123,566
44,249	Bed Bath & Beyond, Inc. (a)	2,121,740
70,639	Best Buy Company, Inc.	2,287,997
54,975	Big Lots, Inc.	2,223,739
39,795	Carnival Corporation	1,908,568
37,697	Comcast Corporation	2,176,248
56,087	Cooper Tire & Rubber Company	2,204,219
66,746	D.R. Horton, Inc.	1,783,453
61,301	Dick’s Sporting Goods, Inc.	2,603,453
39,857	DSW, Inc.	1,044,253
123,444	Express, Inc. (a)	2,126,940
33,040	Foot Locker, Inc.	2,065,000
75,734	GameStop Corporation	2,334,122
131,975	Gannett Company, Inc.	2,013,939
24,854	Genuine Parts Company	2,240,588
65,870	Goodyear Tire & Rubber Company	1,984,004
4,215	Graham Holdings Company	2,057,384
113,490	Guess?, Inc.	2,423,012
45,854	Kohls Corporation	2,140,006
17,179	Lear Corporation	1,741,092
28,201	Lowe’s Companies, Inc.	1,904,414
34,581	Murphy USA, Inc. (a)	2,202,464
42,827	Nordstrom, Inc.	2,197,882
98,157	Smith & Wesson Holding Corporation (a)	2,489,262
224,040	Staples, Inc.	2,117,178
29,565	Target Corporation	2,319,374
39,991	The Childrens Place, Inc.	2,724,987
85,880	The Gap, Inc.	2,374,582
91,736	The Interpublic Group of Companies, Inc.	1,962,233
38,211	Thor Industries, Inc.	2,116,125
93,507	Urban Outfitters, Inc. (a)	2,477,000
18,785	Visteon Corporation	1,313,447
		70,079,326

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Consumer Staples – 10.5%
36,974	Altria Group, Inc.	$2,276,489
59,044	Archer-Daniels-Midland Company	2,064,178
31,693	Bunge Ltd	1,575,776
44,971	Cal-Maine Foods, Inc.	2,400,552
17,742	Casey’s General Stores, Inc.	1,873,023
43,380	Coca-Cola Enterprises, Inc.	2,104,364
13,374	Costco Wholesale Corporation	2,006,501
22,857	Dr Pepper Snapple Group, Inc.	2,092,101
29,509	Fresh Del Monte Produce, Inc.	1,183,606
22,365	Ingredion, Inc.	2,263,785
47,826	Mondelez International, Inc.	1,938,388
8,138	PepsiCo, Inc.	796,059
95,681	Pilgrim’s Pride Corporation (a)	2,339,400
35,263	Post Holdings, Inc. (a)	2,449,368
26,576	Sanderson Farms, Inc.	2,425,326
51,948	Sysco Corporation	2,292,465
50,805	The Kroger Company	2,027,628
40,285	Tyson Foods, Inc.	2,608,454
37,567	Universal Corporation	2,046,650
35,490	Wal-Mart Stores, Inc.	2,354,407
62,937	Whole Foods Market, Inc.	1,970,558
		43,089,078
	Energy – 6.0%
129,979	Alon USA Energy, Inc.	1,281,593
33,873	Cameron International Corporation (a)	2,220,714
54,230	CVR Energy, Inc.	1,282,539
40,375	Helmerich & Payne, Inc.	2,138,664
53,024	HollyFrontier Corporation	1,793,272
41,738	Marathon Petroleum Corporation	1,429,527
63,133	National Oilwell Varco, Inc.	1,847,903
78,129	Oil States International, Inc. (a)	2,039,948
26,126	Phillips 66	2,074,143
127,548	Rowan Companies Plc	1,698,939
314,868	Southwestern Energy Company (a)	1,819,937
20,408	Tesoro Corporation	1,646,517
30,494	Valero Energy Corporation	1,832,080

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Energy (Continued)
60,347	Western Refining, Inc.	$1,609,454
		24,715,230
	Financials – 14.8%
4,442	Alleghany Corporation (a)	2,060,999
34,422	Allstate Corporation	2,184,420
29,692	American Financial Group, Inc.	1,991,739
26,627	Assurant, Inc.	1,893,180
16,196	Berkshire Hathaway, Inc. (a)	2,173,017
29,483	Capital One Financial Corporation	1,937,918
35,903	Cincinnati Financial Corporation	2,266,915
111,293	CNO Financial Group, Inc.	1,939,837
59,537	First American Financial Corporation	2,204,655
58,389	Franklin Resources, Inc.	2,093,246
72,740	Great Western Bancorp, Inc.	1,790,131
54,558	Legg Mason, Inc.	1,558,176
42,598	Lincoln National Corporation	1,556,105
2,424	Markel Corporation (a)	2,076,665
44,659	Metlife, Inc.	1,766,710
36,460	Nasdaq, Inc.	2,307,553
114,310	Old Republic International Corporation	2,034,718
8,690	PNC Financial Services Group, Inc.	706,584
47,298	Principal Financial Group, Inc.	1,788,337
26,141	Prudential Financial, Inc.	1,727,659
223,907	Regions Financial Corporation	1,683,781
24,876	Reinsurance Group of America, Inc.	2,241,328
50,459	Selective Insurance Group, Inc.	1,694,413
49,975	SunTrust Banks, Inc.	1,658,170
66,249	Synovus Financial Corporation	1,761,561
26,083	The Hanover Insurance Group, Inc.	2,163,585
49,572	The Hartford Financial Services Group, Inc.	2,087,973
67,499	The Progressive Corporation	2,154,568
19,001	The Travelers Companies, Inc.	2,042,988
37,627	Torchmark Corporation	1,927,255
64,518	Unum Group	1,840,699
57,899	Voya Financial, Inc.	1,699,915
		61,014,800

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Health Care – 10.1%
20,694	AmerisourceBergen Corporation	$1,792,514
13,325	Amgen, Inc.	1,895,881
15,392	Anthem, Inc.	2,011,581
56,523	Baxter International, Inc.	2,233,224
23,818	Cardinal Health, Inc.	1,945,931
30,547	Centene Corporation (a)	1,739,957
14,152	Chemed Corporation	1,818,532
35,219	DENTSPLY International, Inc.	2,146,950
21,196	Gilead Sciences, Inc.	1,849,351
31,387	Health Net, Inc. (a)	1,952,899
13,600	Henry Schein, Inc. (a)	2,250,120
20,887	Johnson & Johnson	2,197,521
52,659	Lannet Company, Inc. (a)	1,324,900
33,459	Magellan Health, Inc. (a)	2,107,415
10,768	McKesson Corporation	1,675,716
34,992	Molina Healthcare, Inc. (a)	2,170,904
49,660	Myriad Genetics, Inc. (a)	1,738,100
58,650	Owens & Minor, Inc.	2,311,397
30,108	Quest Diagnostics, Inc.	2,003,085
18,223	UnitedHealth Group, Inc.	2,170,359
26,491	WellCare Health Plans, Inc. (a)	2,380,746
		41,717,083

	Industrials – 11.9%
26,162	Alaska Air Group, Inc.	1,933,372
49,878	American Airlines Group, Inc.	2,044,998
14,916	Boeing Company	1,762,773
75,343	Comfort Systems USA, Inc.	2,113,371
41,509	Delta Air Lines, Inc.	2,002,394
44,832	EMCOR Group, Inc.	2,056,444
58,122	Hawaiian Holdings, Inc. (a)	2,500,408
16,803	Huntington Ingalls Industries, Inc.	2,202,201
50,522	Jacobs Engineering Group, Inc. (a)	1,952,675
92,550	JetBlue Airways Corporation (a)	2,036,100
170,961	MRC Global, Inc. (a)	2,042,984
45,726	Owens Corning	1,962,560
104,566	Quanta Services, Inc. (a)	2,121,644

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Industrials (Continued)
17,080	Raytheon Company	$2,115,358
48,070	Republic Services, Inc.	2,196,799
105,338	SkyWest, Inc.	1,901,351
49,230	Southwest Airlines Company	2,065,199
44,687	Spirit AeroSystems Holdings, Inc. (a)	2,055,602
78,302	SPX FLOW, Inc. (a)	1,466,596
88,197	Trinity Industries, Inc.	1,397,040
36,526	United Continental Holdings, Inc. (a)	2,091,479
31,223	Universal Forest Products, Inc.	2,395,429
57,680	Virgin America, Inc. (a)	1,799,039
5,694	Waste Management, Inc.	318,010
93,258	Werner Enterprises, Inc.	2,476,000
		49,009,826

	Information Technology – 17.6%
38,833	Amdocs Ltd	2,204,161
228,851	Amkor Technology, Inc. (a)	1,157,986
38,872	Arrow Electronics, Inc. (a)	2,221,924
49,095	Avnet, Inc.	2,020,259
79,203	Benchmark Electronics, Inc. (a)	1,714,745
234,636	Brocade Communications Systems, Inc.	2,329,936
74,493	CA, Inc.	2,181,900
22,853	CACI International, Inc. (a)	2,208,057
78,956	Cisco Systems, Inc.	2,067,068
32,520	Coherent, Inc. (a)	2,751,192
85,690	Convergys Corporation	2,209,088
118,414	Corning, Inc.	2,166,976
50,788	CSG Systems International, Inc.	1,927,913
78,011	eBay, Inc. (a)	1,856,662
32,426	First Solar, Inc. (a)	2,330,457
185,486	HP, Inc.	1,982,845
69,663	Ingram Micro, Inc.	2,493,935
61,733	Intel Corporation	1,826,679
90,984	Jabil Circuit, Inc.	1,897,016
77,805	Juniper Networks, Inc.	1,921,784
26,941	Lam Research Corporation	1,974,775
37,640	Leidos Holdings, Inc.	1,626,801

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Information Technology (Continued)
151,932	Micron Technology, Inc. (a)	$1,615,037
12,541	MKS Instruments, Inc.	412,599
81,157	NetApp, Inc.	2,015,940
50,206	NETGEAR, Inc. (a)	1,983,639
85,647	NeuStar, Inc. (a)	2,130,041
65,041	NVIDIA Corporation	2,039,686
156,194	Polycom, Inc. (a)	1,625,980
101,080	Sanmina Corporation (a)	2,082,248
57,758	Sykes Enterprises, Inc. (a)	1,759,886
102,018	Symantec Corporation	1,969,968
23,723	SYNNEX Corporation	2,230,674
101,117	Teradyne, Inc.	1,929,312
38,217	Texas Instruments, Inc.	2,026,265
181,504	Vishay Intertechnology, Inc.	2,149,007
35,753	Western Digital Corporation	1,556,328
		72,598,769

	Materials – 4.0%
216,222	Alcoa, Inc.	1,930,863
33,682	Avery Dennison Corporation	2,193,372
47,542	Bemis Company, Inc.	2,332,886
3,122	Cabot Corporation	139,023
150,142	Commercial Metals Company	2,205,586
39,603	Innospec, Inc.	1,718,770
53,110	Nucor Corporation	2,089,347
37,066	Reliance Steel & Aluminum Company	2,256,949
39,361	Westlake Chemical Corporation	1,697,246
		16,564,042

	Telecommunication Services – 3.3%
62,004	AT&T, Inc.	2,291,048
83,388	CenturyLink, Inc.	2,550,839
444,037	Frontier Communications Corporation	2,402,240
80,605	Telephone & Data Systems, Inc.	2,153,765
54,192	T-Mobile US, Inc. (a)	2,010,523
46,112	Verizon Communications, Inc.	2,339,262
		13,747,677

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS (Continued)

	Utilities – 4.6%
48,929	Ameren Corporation	$2,297,217
36,970	American Electric Power, Inc.	2,282,897
35,673	Edison International	2,431,472
111,236	NiSource, Inc.	2,389,349
33,250	Pinnacle West Capital Corporation	2,288,598
58,539	Portland General Electric Company	2,227,409
55,692	Public Service Enterprise Group, Inc.	2,375,821
8,269	UGI Corporation	305,622
59,615	Xcel Energy, Inc.	2,357,177
		18,955,562
	TOTAL COMMON STOCKS (Cost $414,465,944)	411,491,393

SHORT-TERM INVESTMENTS – 0.1%
273,788	Short-Term Investment Trust Liquid Assets Portfolio
	Institutional Class, 0.42% (b)	273,788
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $273,788)	273,788
	TOTAL INVESTMENTS – 99.9%
	(Cost $414,739,732)	411,765,181
	Other Assets in Excess of Liabilities – 0.1%	391,461
	NET ASSETS – 100.0%	$412,156,642

(a)	Non-income producing security.
(b)	Annualized seven-day yield as of February 29, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

Principal
Amount	Security Description	Value

CORPORATE BONDS – 9.8%

	Consumer Discretionary – 1.7%
$230,000	AutoZone, Inc.
	07/15/2023, 3.125%	$229,644
365,000	BorgWarner, Inc.
	03/15/2025, 3.375%	349,290
495,000	Coach, Inc.
	04/01/2025, 4.250%	485,222
	Dollar General Corporation
330,000	04/15/2023, 3.250%	326,225
340,000	11/01/2025, 4.150%	344,174
633,000	McDonald’s Corporation
	06/10/2024, 3.250%	649,742
265,000	McKesson Corporation
	03/15/2024, 3.796%	272,864
315,000	Newell Rubbermaid, Inc.
	12/01/2024, 4.000%	300,857
40,000	NIKE, Inc.
	05/01/2023, 2.250%	40,253
450,000	NVR, Inc.
	09/15/2022, 3.950%	453,323
440,000	Scripps Networks Interactive, Inc.
	06/15/2025, 3.950%	424,790
425,000	Staples, Inc.
	01/12/2023, 4.375%	413,587
350,000	Starbucks Corporation
	10/01/2023, 3.850%	384,104
914,000	The Interpublic Group of Companies, Inc.
	04/15/2024, 4.200%	914,379
522,000	The Priceline Group, Inc.
	03/15/2025, 3.650%	522,196
477,000	The TJX Companies, Inc.
	05/15/2023, 2.500%	473,130
185,000	Viacom, Inc.
	04/01/2024, 3.875%	173,461
		6,757,241

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS (Continued)

	Consumer Staples – 0.5%
$890,000	Altria Group, Inc.
	01/31/2024, 4.000%	$957,748
300,000	Colgate-Palmolive Company
	03/15/2024, 3.250%	322,551
135,000	CVS Health Corporation
	08/12/2024, 3.375%	140,042
40,000	Dr Pepper Snapple Group, Inc.
	11/15/2025, 3.400%	40,850
380,000	Mead Johnson Nutrition Company
	11/15/2025, 4.125%	393,125
40,000	Tyson Foods, Inc.
	08/15/2024, 3.950%	42,278
		1,896,594

	Energy – 1.8%
440,000	Boardwalk Pipelines LP
	12/15/2024, 4.950%	377,268
600,000	Chevron Corporation
	06/24/2023, 3.191%	606,809
470,000	Cimarex Energy Company
	06/01/2024, 4.375%	439,352
695,000	FMC Technologies, Inc.
	10/01/2022, 3.450%	584,417
460,000	Halliburton Company
	08/01/2023, 3.500%	429,360
401,000	Magellan Midstream Partners LP
	02/01/2021, 4.250%	401,402
790,000	Marathon Petroleum Corporation
	09/15/2024, 3.625%	645,317
370,000	MPLX LP
	02/15/2025, 4.000%	281,073
860,000	National Oilwell Varco, Inc.
	12/01/2022, 2.600%	707,968
1,050,000	Oceaneering International, Inc.
	11/15/2024, 4.650%	854,223

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS (Continued)

	Energy (Continued)
$950,000	Phillips 66 Partners LP
	02/15/2025, 3.605%	$810,925
1,000,000	Valero Energy Corporation
	03/15/2025, 3.650%	908,379
440,000	Western Gas Partners LP
	06/01/2025, 3.950%	321,211
		7,367,704
	Financials – 1.4%
426,000	Aflac, Inc.
	11/15/2024, 3.625%	441,648
652,000	Alexandria Real Estate Equities, Inc.
	06/15/2023, 3.900%	659,210
505,000	American Express Company
	12/05/2024, 3.625%	498,237
710,000	American Tower Corporation
	02/15/2024, 5.000%	757,827
475,000	Ameriprise Financial, Inc.
	10/15/2024, 3.700%	495,376
340,000	AvalonBay Communities, Inc.
	06/01/2025, 3.450%	347,544
422,000	Boston Properties LP
	02/01/2024, 3.800%	434,931
510,000	CNA Financial Corporation
	05/15/2024, 3.950%	500,764
365,000	DDR Corporation
	02/01/2025, 3.625%	347,804
305,000	HCP, Inc.
	08/15/2024, 3.875%	286,919
425,000	Marsh & McLennan Companies, Inc.
	03/14/2026, 3.750%	432,283
447,000	Moody’s Corporation
	02/15/2024, 4.875%	488,100
		5,690,643

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS (Continued)

	Health Care – 0.9%
$779,000	Aetna, Inc.
	11/15/2024, 3.500%	$785,296
180,000	AmerisourceBergen Corporation
	03/01/2025, 3.250%	179,759
255,000	Baxalta, Inc.
	06/23/2025, 4.000% (a)
	(acquired on 01/06/2016, $255,488)	252,075
525,000	Biogen, Inc.
	09/15/2025, 4.050%	547,373
40,000	Bristol-Myers Squibb Company
	11/01/2023, 3.250%	42,492
385,000	Gilead Sciences, Inc.
	02/01/2025, 3.500%	402,477
610,000	Humana, Inc.
	10/01/2024, 3.850%	615,038
365,000	Johnson & Johnson
	12/05/2023, 3.375%	401,949
429,000	Merck & Company, Inc.
	05/18/2023, 2.800%	440,197
		3,666,656

	Industrials – 1.5%
950,000	Air Lease Corporation
	09/15/2024, 4.250%	883,500
615,000	Cummins, Inc.
	10/01/2023, 3.650%	653,275
660,000	Delphi Corporation
	03/15/2024, 4.150%	672,560
400,000	Equifax, Inc.
	12/15/2022, 3.300%	410,155
40,000	Fedex Corporation
	02/01/2025, 3.200%	39,652
500,000	Fluor Corporation
	12/15/2024, 3.500%	513,275
425,000	Fortune Brands Home & Security, Inc.
	06/15/2025, 4.000%	434,837

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS (Continued)

	Industrials (Continued)
$315,000	General Dynamics Corporation
	11/15/2022, 2.250%	$311,206
590,000	General Electric Company
	03/11/2024, 3.375%	632,560
295,000	Johnson Controls, Inc.
	07/02/2024, 3.625%	295,120
505,000	Masco Corporation
	04/01/2025, 4.450%	504,051
303,000	Raytheon Company
	12/15/2022, 2.500%	307,405
170,000	Union Pacific Corporation
	07/15/2022, 4.163%	186,933
382,000	Xylem, Inc.
	10/01/2021, 4.875%	411,592
		6,256,121

	Information Technology – 1.1%
50,000	Amphenol Corporation
	02/01/2022, 4.000%	52,502
100,000	Apple, Inc.
	02/09/2025, 2.500%	98,386
40,000	Applied Materials, Inc.
	10/01/2025, 3.900%	41,561
210,000	Cisco Systems, Inc.
	03/04/2024, 3.625%	226,485
630,000	eBay, Inc.
	08/01/2024, 3.450%	600,841
725,000	EMC Corporation
	06/01/2023, 3.375%	594,860
350,000	Fidelity National Information Services, Inc.
	06/05/2024, 3.875%	338,790
450,000	Intel Corporation
	12/15/2022, 2.700%	457,605
175,000	International Business Machines Corporation
	02/12/2024, 3.625%	184,024

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS (Continued)

	Information Technology (Continued)
$198,000	Maxim Integrated Products, Inc.
	03/15/2023, 3.375%	$200,033
40,000	Microsoft Corporation
	12/15/2023, 3.625%	43,656
351,000	QUALCOMM, Inc.
	05/20/2025, 3.450%	353,616
705,000	Seagate HDD Cayman
	01/01/2025, 4.750%	541,086
647,000	Texas Instruments, Inc.
	05/01/2023, 2.250%	636,778
85,000	Visa, Inc.
	12/14/2025, 3.150%	88,386
		4,458,609

	Materials – 0.2%
90,000	Monsanto Company
	07/15/2024, 3.375%	89,035
140,000	Packaging Corporation of America
	11/01/2023, 4.500%	145,148
40,000	Reliance Steel & Aluminum Company
	04/15/2023, 4.500%	37,221
490,000	The Mosaic Company
	11/15/2023, 4.250%	479,895
		751,299

	Telecommunication Services – 0.2%
570,000	GTE Corporation
	04/15/2028, 6.940%	673,261
40,000	Pacific Bell Telephone Company
	03/15/2026, 7.125%	48,807
		722,068

	Utilities – 0.5%
730,000	Berkshire Hathaway Energy Company
	11/15/2023, 3.750%	778,397
465,000	Public Service Electric & Gas Company
	05/15/2023, 2.375%	462,858

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS (Continued)

	Utilities (Continued)
$628,000	Southern California Edison Company
	10/01/2023, 3.500%	$667,622
325,000	Southern Power Company
	12/01/2025, 4.150%	327,149
		2,236,026
	TOTAL CORPORATE BONDS
	(Cost $40,493,842)	39,802,961

MORTGAGE BACKED SECURITIES –
U.S. GOVERNMENT AGENCY – 27.4%
	Federal Home Loan Banks
190,000	12/14/2018, 1.750%	193,943
370,000	06/14/2019, 1.625%	376,175
460,000	09/13/2019, 2.000%	472,962
665,000	03/13/2020, 1.875%	680,725
570,000	03/13/2020, 4.125%	633,017
690,000	06/12/2020, 1.750%	703,574
	Federal Home Loan Mortgage Association
1,000,000	03/15/2041, 4.000% (b)	1,065,645
17,300,000	03/15/2041, 4.500% (b)	18,756,985
10,575,000	03/15/2042, 3.500% (b)	11,057,277
	Federal Home Loan Mortgage Corporation
200,000	03/27/2019, 3.750%	216,268
330,000	05/30/2019, 1.750%	336,745
428,000	08/01/2019, 1.250%	430,329
478,000	10/02/2019, 1.250%	479,285
635,000	05/01/2020, 1.375%	640,035
483,000	01/13/2022, 2.375%	505,993
2,000,000	03/15/2040, 5.000% (b)	2,199,866
7,030,000	03/15/2043, 3.000% (b)	7,193,118
	Federal National Mortgage Association
150,000	10/19/2018, 1.125%	150,665
160,000	11/27/2018, 1.625%	162,828
220,000	12/14/2018, 1.125%	220,801
254,000	02/19/2019, 1.875%	260,099

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

MORTGAGE BACKED SECURITIES –
U.S. GOVERNMENT AGENCY (Continued)

	Federal National Mortgage Association (Continued)
$394,000	06/20/2019, 1.750%	$402,424
458,000	09/12/2019, 1.750%	468,011
741,000	10/09/2019, 0.000% (c)	700,057
512,000	11/26/2019, 1.750%	522,571
584,000	01/21/2020, 1.625%	592,953
645,000	06/22/2020, 1.500%	651,217
550,000	11/30/2020, 1.500%	552,839
550,000	12/28/2020, 1.875%	562,894
3,000,000	03/01/2040, 4.500% (b)	3,258,684
17,500,000	03/15/2041, 3.500% (b)	18,336,223
1,000,000	03/15/2041, 4.000% (b)	1,067,148
2,000,000	03/15/2041, 5.000% (b)	2,215,036
3,000,000	03/15/2043, 3.000% (b)	3,076,484
	Government National Mortgage Association
11,305,000	03/15/2041, 4.000% (b)	12,060,399
1,000,000	03/15/2042, 3.500% (b)	1,053,923
1,000,000	03/15/2042, 4.000% (b)	1,067,949
7,370,000	03/15/2043, 3.000% (b)	7,633,132
9,300,000	03/15/2043, 3.000% (b)	9,621,619
1,000,000	03/15/2045, 3.500% (b)	1,056,016
	TOTAL MORTGAGE BACKED SECURITIES –
	U.S. GOVERNMENT AGENCY
	(Cost $111,337,337)	111,635,914

U.S. GOVERNMENT AGENCY ISSUES – 0.3%
	Utilities – 0.3%
	Tennessee Valley Authority
250,000	10/15/2018, 1.750%	255,002
546,000	02/15/2021, 3.875%	608,709
320,000	08/15/2022, 1.875%	321,579
	TOTAL U.S. GOVERNMENT AGENCY ISSUES
	(Cost $1,156,742)	1,185,290

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

U.S. GOVERNMENT NOTES/BONDS – 62.2%

	U.S. Treasury Bonds – 3.5%
$10,788,000	08/15/2023, 6.250%	$14,367,004
		14,367,004

	U.S. Treasury Notes – 58.7%
3,154,000	08/15/2021, 2.125%	3,281,021
4,245,000	08/31/2021, 2.000%	4,388,765
5,630,000	09/30/2021, 2.125%	5,856,517
7,915,000	10/31/2021, 2.000%	8,179,345
8,076,000	11/15/2021, 2.000%	8,352,038
10,585,000	11/30/2021, 1.875%	10,865,958
12,642,000	12/31/2021, 2.125%	13,147,934
12,316,000	01/31/2022, 1.500%	12,373,737
11,524,000	02/15/2022, 2.000%	11,921,267
11,958,000	02/28/2022, 1.750%	12,175,205
11,715,000	03/31/2022, 1.750%	11,924,136
11,535,000	04/30/2022, 1.750%	11,736,863
11,347,000	05/15/2022, 1.750%	11,545,573
11,550,000	05/31/2022, 1.875%	11,837,399
11,170,000	06/30/2022, 2.125%	11,611,997
10,920,000	07/31/2022, 2.000%	11,267,223
10,035,000	08/15/2022, 1.625%	10,143,388
11,010,000	08/31/2022, 1.875%	11,275,363
10,035,000	09/30/2022, 1.750%	10,194,145
9,290,000	10/31/2022, 1.875%	9,511,362
8,895,000	11/15/2022, 1.625%	8,971,097
8,550,000	11/30/2022, 2.000%	8,821,026
8,100,000	02/15/2023, 2.000%	8,362,302
5,700,000	05/15/2023, 1.750%	5,785,164
3,937,000	08/15/2023, 2.500%	4,203,901
1,775,000	11/15/2023, 2.750%	1,927,158
		239,659,884
	TOTAL U.S. GOVERNMENT NOTES/BONDS
	(Cost $246,824,192)	254,026,888

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited) (Continued)

Shares	Security Description	Value

SHORT-TERM INVESTMENTS – 24.7%
100,951,597	Short-Term Investment Trust Liquid Assets Portfolio
	Institutional Class, 0.42% (d)	$100,951,597
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $100,951,597)	100,951,597
	TOTAL INVESTMENTS – 124.4%
	(Cost $500,763,710)	507,602,650
	Liabilities in Excess of Other Assets – (24.4)%	(99,411,614)
	NET ASSETS – 100.0%	$408,191,036

(a)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933.  Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines.  The value of those securities total $252,075.

(b)	Security purchased on a when-issued basis. On February 29, 2016, the total value of investments purchased on a when-issued basis was $100,719,504 or 24.7% of total net assets.
(c)	Zero coupon bond.
(d)	Annualized seven-day yield as of February 29, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

STATEMENTS OF ASSETS & LIABILITIES
February 29, 2016 (Unaudited)

	Vident	Vident	Vident
	International	Core U.S.	Core U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
ASSETS
Investments in Securities, at Value*+	$552,871,469	$411,765,181	$507,602,650
Cash	—	6	—
Foreign Currency*	552,847	—	—
Interest and Dividends Receivable	1,653,400	564,176	1,584,967
Securities Lending Income Receivable	20,323	—	—
Total Assets	555,098,039	412,329,363	509,187,617
LIABILITIES
Payable for Investment
Securities Purchased	21,964	—	100,851,099
Management Fees Payable	270,980	172,721	145,482
Payable to Custodian	14,765	—	—
Collateral Received for
Securities Loaned (See Note 4)	24,745,126	—	—
Total Liabilities	25,052,835	172,721	100,996,581
NET ASSETS	$530,045,204	$412,156,642	$408,191,036
NET ASSETS CONSIST OF:
Paid-in Capital	$680,723,772	$478,599,242	$402,788,964
Undistributed Net Investment Income	282,331	1,597,392	798,572
Accumulated Net Realized Loss
on Investments	(142,866,542)	(65,065,441)	(2,235,440)
Net Unrealized Appreciation
(Depreciation) on:
Investments in Securities	(8,043,520)	(2,974,551)	6,838,940
Foreign Currency and Translation
of Other Assets and Liabilities
in Foreign Currency	(50,837)	—	—
Net Assets	$530,045,204	412,156,642	408,191,036
* Identified Cost:
Investments in Securities	$560,914,989	$414,739,732	$500,763,710
Foreign Currency	553,249	—	—
+ Includes loaned securities
with a value of	$25,748,809	$—	$—
Net Asset Value
(unlimited shares authorized):
Net Assets	$530,045,204	$412,156,642	$408,191,036
Shares Outstanding (No Par Value)	27,000,000	17,300,000	8,100,000
Net Asset Value, Offering and
Redemption Price per Share	$19.63	$23.82	$50.39

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

STATEMENTS OF OPERATIONS
Six Months Ended February 29, 2016 (Unaudited)

	Vident	Vident	Vident
	International	Core U.S.	Core U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
INVESTMENT INCOME
Income:
Dividends
Distribution from
underlying investments
(net of foreign withholding
tax of $601,024, $1,477
and $0, respectively)	$5,636,636	$5,966,240	$—
Less: return of capital
distributions from
underlying investments	(114,368)	(502,939)	—
Securities Lending Income	91,986	—	—
Interest	3,396	767	3,571,006
Total Investment Income	5,617,650	5,464,068	3,571,006
Expenses
Management Fees	1,886,184	1,115,874	921,033
Total Expenses	1,886,184	1,115,874	921,033
Net Investment Income	3,731,466	4,348,194	2,649,973

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Loss on:
Investment Securities	(90,390,017)	(36,972,861)	(1,042,276)
Foreign Currency	(737,169)	—	—
Net Change in Unrealized
Appreciation (Depreciation) of:
Investments in Securities	62,505,202	11,365,382	8,372,968
Foreign Currency and Translation
of Other Assets and Liabilities in
Foreign Currency	(9,692)	—	—
Net Realized and Unrealized
Gain (Loss) on Investments	(28,631,676)	(25,607,479)	7,330,692
NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM
OPERATIONS	$(24,900,210)	$(21,259,285)	$9,980,665

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2016	Year Ended
	(Unaudited)	August 31, 2015
OPERATIONS
Net Investment Income	$3,731,466	$13,495,668
Net Realized Loss on Investments
and Foreign Currency	(91,127,186)	(14,383,003)
Change in Unrealized Appreciation
(Depreciation) of Investments and
Foreign Currency	62,495,510	(135,456,187)
Net Decrease in Net Assets
Resulting from Operations	(24,900,210)	(136,343,522)

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(5,438,296)	(13,354,413)
Total Distributions to Shareholders	(5,438,296)	(13,354,413)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	45,848,530	132,704,250
Payments for Shares Redeemed	(101,967,670)	(124,744,540)
Transaction Fees (Note 1)	92,460	50,199
Net Increase (Decrease) in
Net Assets Derived from
Capital Share Transactions (a)	(56,026,680)	8,009,909
Net Decrease in Net Assets	$(86,365,186)	$(141,688,026)

NET ASSETS
Beginning of Period	$616,410,390	$758,098,416
End of Period	$530,045,204	$616,410,390
Undistributed Net Investment Income	$282,331	$1,989,161

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	February 29, 2016	Year Ended
	(Unaudited)	August 31, 2015
	Shares	Shares
Shares Sold	2,400,000	5,700,000
Shares Redeemed	(5,000,000)	(5,600,000)
Net Increase (Decrease)	(2,600,000)	100,000

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2016	Year Ended
	(Unaudited)	August 31, 2015
OPERATIONS
Net Investment Income	$4,348,194	$5,302,522
Net Realized Gain (Loss)
on Investments	(36,972,861)	2,133,391
Change in Unrealized Appreciation
(Depreciation) of Investments	11,365,382	(20,472,203)
Net Decrease in Net Assets
Resulting from Operations	(21,259,285)	(13,036,290)

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(3,709,054)	(4,668,860)
From Net Realized Gains	—	(20,094)
Total Distributions to Shareholders	(3,709,054)	(4,688,954)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	38,816,040	451,058,750
Payments for Shares Redeemed	(2,477,620)	(214,560,720)
Transaction Fees (Note 1)	—	10
Net Increase in Net Assets Derived
from Capital Share Transactions (a)	36,338,420	236,498,040
Net Increase in Net Assets	$11,370,081	$218,772,796

NET ASSETS
Beginning of Period	$400,786,561	$182,013,765
End of Period	$412,156,642	$400,786,561
Undistributed Net Investment Income	$1,597,392	$958,252

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	February 29, 2016	Year Ended
	(Unaudited)	August 31, 2015
	Shares	Shares
Shares Sold	1,600,000	17,100,000
Shares Redeemed	(100,000)	(8,100,000)
Net Increase	1,500,000	9,000,000

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2016	Period Ended
	(Unaudited)	August 31, 2015(1)
OPERATIONS
Net Investment Income	$2,649,973	$4,557,675
Net Realized Loss on Investments	(1,042,276)	(1,192,269)
Change in Unrealized Appreciation
(Depreciation) of Investments	8,372,968	(1,534,028)
Net Increase in Net Assets
Resulting from Operations	9,980,665	1,831,378

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(3,238,565)	(3,171,481)
Total Distributions to Shareholders	(3,238,565)	(3,171,481)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	—	427,443,020
Payments for Shares Redeemed	(24,852,830)	—
Transaction Fees (Note 1)	4,886	193,963
Net Increase (Decrease) in
Net Assets Derived from
Capital Share Transactions (a)	(24,847,944)	427,636,983
Net Increase (Decrease) in Net Assets	$(18,105,844)	$426,296,880

NET ASSETS
Beginning of Period	$426,296,880	$—
End of Period	$408,191,036	$426,296,880
Undistributed Net Investment Income	$798,572	$1,387,164

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	February 29, 2016	Period Ended
	(Unaudited)	August 31, 2015(1)
	Shares	Shares
Shares Sold	—	8,600,000
Shares Redeemed	(500,000)	—
Net Increase (Decrease)	(500,000)	8,600,000

(1)	Fund commenced operations on October 15, 2014. The information presented is from October 15, 2014 to August 31, 2015.

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Six-Months
	Ended		Year	Period
	February 29,		Ended	Ended
	2016		August 31,	August 31,
	(Unaudited)		2015	2014(1)
Net Asset Value, Beginning of Period	$20.82		$25.70	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income(2)	0.14		0.44	0.54
Net Realized and Unrealized
Gain (Loss) on Investments	(1.12)		(4.89)	0.55
Total from Investment Operations	(0.98)		(4.45)	1.09

LESS DISTRIBUTIONS:
Distributions from
Net Investment Income	(0.21)		(0.43)	(0.39)
Total Distributions	(0.21)		(0.43)	(0.39)
Net Asset Value, End of Period	$19.63		$20.82	$25.70
Total Return	-4.78	%(3)	-17.60%	4.54	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$530,045		$616,410	$758,098

RATIOS TO AVERAGE
NET ASSETS:
Expenses to Average Net Assets	0.68	%(4)	0.71%	0.75	%(4)
Net Investment Income (Loss)
to Average Net Assets	1.35	%(4)	1.85%	2.59	%(4)
Portfolio Turnover Rate(5)	83	%(3)	43%	59	%(3)

(1)	Commencement of operations on October 29, 2013.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Six-Months
	Ended		Year	Period
	February 29,		Ended	Ended
	2016		August 31,	August 31,
	(Unaudited)		2015	2014(1)
Net Asset Value, Beginning of Period	$25.37		$26.77	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income(2)	0.26		0.46	0.27
Net Realized and Unrealized
Gain (Loss) on Investments	(1.59)		(1.43)	1.63
Total from Investment Operations	(1.33)		(0.97)	1.90

LESS DISTRIBUTIONS:
Distributions from
Net Investment Income	(0.22)		(0.43)	(0.13)
Distributions from
Net Realized Gain	—		— (6)	—
Total Distributions	(0.22)		(0.43)	(0.13)
Net Asset Value, End of Period	$23.82		$25.37	$26.77
Total Return	-5.25	%(3)	-3.70%	7.60	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$412,157		$400,787	$182,014

RATIOS TO AVERAGE
NET ASSETS:
Expenses to Average Net Assets	0.55	%(4)	0.55%	0.55	%(4)
Net Investment Income (Loss)
to Average Net Assets	2.14	%(4)	1.72%	1.62	%(4)
Portfolio Turnover Rate(5)	76	%(3)	90%	1	%(3)

(1)	Commencement of operations on January 21, 2014.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes impact of in-kind transactions.
(6)	Less than $0.005.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Six-Months Ended
	February 29, 2016		Period Ended
	(Unaudited)		August 31, 2015(1)
Net Asset Value, Beginning of Period	$49.57		$50.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income(2)	0.32		0.63
Net Realized and Unrealized
Gain (Loss) on Investments	0.89		(0.67)
Total from Investment Operations	1.21		(0.04)

LESS DISTRIBUTIONS:
Distributions from
Net Investment Income	(0.39)		(0.39)
Total Distributions	(0.39)		(0.39)
Net Asset Value, End of Period	$50.39		$49.57
Total Return	2.48	%(3)	-0.08	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$408,191		$426,297

RATIOS TO AVERAGE
NET ASSETS:
Expenses to Average Net Assets	0.45	%(4)	0.45	%(4)
Net Investment Income (Loss)
to Average Net Assets	1.29	%(4)	1.43	%(4)
Portfolio Turnover Rate(5)	56	%(3)	409	%(3)

(1)	Commencement of operations on October 15, 2014.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 29, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

Vident International Equity Fund, Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF (individually each a “Fund” or collectively the “Funds”) are series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objectives of the Funds are to seek investment results that, before fees and expenses, track the Vident International Equity Index, the Vident Core U.S. Equity Index and the Vident Core U.S. Bond Index, respectively. Vident International Equity Fund commenced operations on October, 29, 2013, Vident Core U.S. Equity Fund commenced operations on January 21, 2014 and Vident Core U.S. Bond Strategy ETF commenced operations on October 15, 2014. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

Shares of the Funds are listed and traded on the NASDAQ Global Market® (“NASDAQ”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 100,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which have no front end sales loads, no deferred sales charges, and no redemption fees. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. Vident International Equity Fund charges $5,000, Vident Core U.S. Equity Fund charges $1,000 and Vident Core U.S. Bond Strategy ETF charges $750 for the standard

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 29, 2016 (Unaudited) (Continued)

fixed creation fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transaction sections of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.
Security Valuation.  All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded funds and real estate investment trusts that are traded on a national securities exchange, except those listed on the NASDAQ, are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in other mutual funds, including money market funds, are valued at their net asset value per share.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 29, 2016 (Unaudited) (Continued)

of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of February 29, 2016:

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 29, 2016 (Unaudited) (Continued)

Vident International Equity Fund
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$519,040,202	$—	$—	$519,040,202
Preferred Stocks	1,089,684	—	—	1,089,684
Real Estate
Investment Trusts	7,183,870	—	—	7,183,870
Short-Term Investments	812,587	—	—	812,587
Investments Purchased
with Securities
Lending Collateral	—	24,745,126	—	24,745,126
Total Investments
in Securities	$528,126,343	$24,745,126	$—	$552,871,469
^ See Schedule of Investments for country breakouts.

Vident Core U.S. Equity Fund
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$411,491,393	$—	$—	$411,491,393
Short-Term Investments	273,788	—	—	273,788
Total Investments
in Securities	$411,765,181	$—	$—	$411,765,181
^ See Schedule of Investments for sector breakouts.

Vident Core U.S. Bond Strategy ETF
Description^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$39,802,961	$—	$39,802,961
Mortgage Backed
Securities	—	111,635,914	—	111,635,914
U.S. Government
Agency Issues	—	1,185,290	—	1,185,290
U.S. Government
Notes/Bonds	—	254,026,888	—	254,026,888
Short-Term Investments	100,951,597	—	—	100,951,597
Total Investments
in Securities	$100,951,597	$406,651,053	$—	$507,602,650
^ See Schedule of Investments for sector breakouts.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 29, 2016 (Unaudited) (Continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Vident International Equity Fund
Common Stocks
Balance as of 08/31/2015	$105,225
Net Realized Gain (Loss)	(1,535,039)
Change in Net Unrealized Appreciation (Depreciation)	1,443,038
Purchases	—
Sales	(13,224)
Transfers Into Level 3	—
Transfers Out of Level 3	—
Balance as of 02/29/2016	—
Net Change in Unrealized Appreciation (Depreciation)
on securities held at 02/29/2016	—

Transfers between levels are recognized at the end of the reporting period. During the period ended February 29, 2016, the Funds recognized no transfers to or from Levels 1, 2 or 3.

B.
Foreign Currency.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes.  The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 29, 2016 (Unaudited) (Continued)

cost to the Funds. Therefore, no federal income tax provision is required. As of and during the period ended August 31, 2015, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended August 31, 2015, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the fiscal period ended August 31, 2015, the Funds did not incur any interest or penalties.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized from investment transactions are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.  Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the statement of operations.  Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital.  The Funds originally estimate the expected classification of such payments.  The amounts may subsequently be reclassified upon receipt of information from the issuer.  Reclassifications of return of capital, if applicable, at August 31, 2015, are disclosed on the Statements of Operations.

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income for the Funds are declared and paid on a quarterly basis and net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation.  The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund.  The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 29, 2016 (Unaudited) (Continued)

H.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

I.
Reclassification of Capital Accounts.  Additionally,  GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal period ended August 31, 2015, the following table shows the reclassifications made:

	Undistributed/
	(Accumulated)	Accumulated
	Net Investment	Net Realized	Paid-In
	Income/(Loss)	Gain/(Loss)	Capital
Vident International Equity Fund	$(446,525)	$(13,367,867)	$13,814,392
Vident Core U.S. Equity Fund	(62,945)	(30,192,743)	30,255,688
Vident Core U.S. Bond Strategy ETF	970	(895)	(75)

During the fiscal period ended August 31, 2015, the Funds realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains/(losses) to paid-in capital.

Vident International Equity Fund	$14,231,673
Vident Core U.S. Equity Fund	$30,177,434
Vident Core U.S. Bond Strategy ETF	$—

J.
Subsequent Events.  In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to February 29, 2016, that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (“the Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with the

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 29, 2016 (Unaudited) (Continued)

Sub-Adviser, transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Vident Investment Advisory, LLC is the Sub-Adviser for the Funds. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Funds, Vident International Equity Fund pays the Adviser 0.68%, Vident Core U.S. Equity Fund pays the Adviser 0.55%, and Vident Core U.S. Bond Strategy ETF pays the Adviser 0.45% at an annual rate based on each Fund’s average daily net assets.  Prior to March 1, 2015, Vident International Equity Fund paid the Adviser 0.75% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountant and fund accountant. USBFS also serves as the transfer agent to the Funds. U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Bank of New York Mellon acts as Vident International Equity Fund’s securities lending agent (the “Securities Lending Agent”) and sub-custodian in connection with the Fund’s securities lending program (the “Sub-Custodian”).

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – SECURITIES LENDING AND REPURCHASE AGREEMENTS

Vident International Equity Fund may lend up to 33 1/3% of the value of the securities in its portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 105% of the value of any loaned securities at the time of the loan, plus accrued interest except in the use of loans of foreign securities which are denominated and payable in U.S. dollars shall be an amount equal to 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the non-cash and

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 29, 2016 (Unaudited) (Continued)

cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of February 29, 2016, the Vident International Equity Fund had loaned securities that were collateralized by both non-cash collateral and cash equivalents. The cash collateral is invested by the Sub-Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent. Non-cash collateral received was in the form of long-term United States Government Obligations with a fair value of $2,424,277.

As of February 29, 2016, the fair value of the securities on loan and payable for collateral due to broker were as follows:

Payable for Collateral
Value of Securities	Received (excludes
on Loan	non-cash collateral)
$25,748,809	$24,745,126

The Fund receives cash as collateral in return for securities loaned as part of the securities lending program. The collateral is invested in various repurchase agreements with selected commercial banks and broker-dealers, under which the Fund acquires U.S. Government & Agency notes and bonds as collateral subject to an obligation of the counterparty to repurchase and the Fund to resell the securities at an agreed upon time and price. The Fund, through the Sub-Custodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Fund requires the Sub-Custodian to take possession of all securities held as collateral for repurchase agreements. The Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction and it is the Fund’s policy that the fair value of the collateral be at least equal to 102% of the repurchase price. The fair value of the related collateral that the Fund received for repurchase agreements exceeded the fair value of the repurchase agreements at February 29, 2016. The Schedule of Investments for the Fund includes the particular cash collateral holdings as of February 29, 2016.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 29, 2016 (Unaudited) (Continued)

The interest income earned by the Fund on non-cash collateral and investments of cash collateral received from borrowers for the securities loaned to them (“securities lending income”) is reflected in the Fund’s Statement of Operations. Fees and interest income earned on collateral investments and recognized by the Fund during the period ended February 29, 2016, was $91,986.

SECURITIES BORROWINGS

The Funds recently adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

Vident International Equity Fund

	Remaining Contractual Maturity
	of the Agreements
Securities	Overnight			Greater
lending	and	Up to	30-90	than
transactions	Continuous	30 Days	Days	90 Days	Total
Government Agency
Repurchase Agreements	$20,990,526	$—	$—	$—	$20,990,526
Government Notes
& Bonds Repurchase
Agreements	3,754,600	—	—	—	3,754,600
Total Borrowings	$24,745,126	$—	$—	$—	$24,745,126

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended February 29, 2016, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, are as follows:

	Purchases	Sales
Vident International Equity Fund	$460,748,609	$472,815,662
Vident Core U.S. Equity Fund	310,205,932	310,417,428
Vident Core U.S. Bond Strategy ETF	254,701,281	230,693,575

For the period ended February 29, 2016, in-kind transactions associated with creations and redemptions are as follows:

	Purchases	Sales
Vident International Equity Fund	$36,089,021	$80,129,202
Vident Core U.S. Equity Fund	38,568,903	2,467,593
Vident Core U.S. Bond Strategy ETF	—	13,233,222

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 29, 2016 (Unaudited) (Continued)

There were no purchases or sales of U.S. Government securities in Vident International Equity Fund or Vident Core U.S. Equity Fund during the period.  Included in the amounts for Vident Core U.S. Bond Strategy ETF there were $171,455,785 of purchases and $104,926,409 of sales of U.S. Government securities during the period.

NOTE 6 – TAX COST BASIS

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes at August 31, 2015 were as follows:

			Vident
	Vident	Vident	Core U.S.
	International	Core U.S.	Bond Strategy
	Equity Fund	Equity Fund	ETF
Tax cost of investments	$701,548,756	$415,085,956	$559,421,205
Gross tax unrealized appreciation	34,423,785	16,305,479	1,874,448
Gross tax unrealized depreciation	(109,520,220)	(31,037,888)	(3,414,926)
Net tax unrealized appreciation	(75,096,435)	(14,732,409)	(1,540,478)
Undistributed ordinary income	2,386,150	961,264	1,387,164
Undistributed long-term gain	—	—	—
Total distributable earnings	2,386,150	961,264	1,387,164
Other accumulated (loss)	(47,629,777)	(27,703,116)	(1,186,714)
Total accumulated gain	$(120,340,062)	$(41,474,261)	$(1,340,028)

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in Real Estate Investment Trusts, partnerships, passive foreign investment companies and wash sales.  Under tax law, certain capital and foreign currency losses realized after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

At August 31, 2015, the following funds deferred, on a tax basis, post-October losses of:

Post October
Loss Deferral
Vident International Equity Fund	$(24,264,530)
Vident Core U.S. Equity Fund	27,651,536)
Vident Core U.S. Bond Strategy ETF	(1,186,714)

At August 31, 2015, the Funds had the following capital loss carryforwards:

	Amount	Expires
Vident International Equity Fund	$(23,234,102)	Indefinite; Short-term
Vident Core U.S. Equity Fund	(51,580)	Indefinite; Short-term
Vident Core U.S. Bond Strategy ETF	—	Indefinite

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 29, 2016 (Unaudited) (Continued)

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal period ended August 31, 2015 was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Fund	$13,354,413	$—
Vident Core U.S. Equity Fund	$4,668,860	$7,503
Vident Core U.S. Bond Strategy ETF	$3,171,481	$—

The tax character of distributions paid by the Funds during the fiscal period ended August, 2014 was as follows:

Ordinary Income
Vident International Equity Fund	$10,674,311
Vident Core U.S. Equity Fund	$556,795

VIDENT FUNDS

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Closing Price Vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing prices of the Funds were at a premium or discount to their daily net asset value (NAV). The chart represents past performance and cannot be used to predict future results.

Vident International Equity Fund

Period covered October 29, 2013 through August 31, 2014

	Number of	% of Total
Premium/Discount Range	Trading Days	Trade Days
1.00% or more	47	22.27%
0.75% to 0.999%	41	19.43%
0.50% to 0.749%	52	24.64%
0.25% to 0.499%	40	18.96%
0.00% to 0.249%	20	9.48%
-0.001% to -0.249%	7	3.32%
-0.25% to -0.499%	2	0.95%
-0.50% to -0.749%	2	0.95%
-0.75% to -0.999%	0	0.00%
-1.00% or more	0	0.00%
	211	100.00%

Period covered September 1, 2014 through August 31, 2015

	Number of	% of Total
Premium/Discount Range	Trading Days	Trade Days
1.00% or more	14	5.56%
0.75% to 0.999%	26	10.32%
0.50% to 0.749%	51	20.24%
0.25% to 0.499%	60	23.81%
0.00% to 0.249%	27	10.71%
-0.001% to -0.249%	18	7.14%
-0.25% to -0.499%	15	5.95%
-0.50% to -0.749%	17	6.75%
-0.75% to -0.999%	12	4.76%
-1.00% or more	12	4.76%
	252	100.00%

VIDENT FUNDS

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited) (Continued)

Period covered September 1, 2015 through February 29, 2016

	Number of	% of Total
Premium/Discount Range	Trading Days	Trade Days
1.00% or more	8	6.45%
0.75% to 0.999%	3	2.42%
0.50% to 0.749%	5	4.03%
0.25% to 0.499%	13	10.48%
0.00% to 0.249%	9	7.26%
-0.001% to -0.249%	13	10.48%
-0.25% to -0.499%	13	10.48%
-0.50% to -0.749%	18	14.52%
-0.75% to -0.999%	20	16.13%
-1.00% or more	22	17.74%
	124	100.00%

Vident Core U.S. Equity Fund

Period covered January 21, 2014 through August 31, 2014

	Number of	% of Total
Premium/Discount Range	Trading Days	Trade Days
1.00% or more	0	0.00%
0.75% to 0.999%	0	0.00%
0.50% to 0.749%	4	2.58%
0.25% to 0.499%	19	12.26%
0.00% to 0.249%	101	65.16%
-0.001% to -0.249%	28	18.06%
-0.25% to -0.499%	3	1.94%
-0.50% to -0.749%	0	0.00%
-0.75% to -0.999%	0	0.00%
-1.00% or more	0	0.00%
	155	100.00%

VIDENT FUNDS

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited) (Continued)

Period covered September 1, 2014 through August 31, 2015

	Number of	% of Total
Premium/Discount Range	Trading Days	Trade Days
1.00% or more	0	0.00%
0.75% to 0.999%	0	0.00%
0.50% to 0.749%	1	0.40%
0.25% to 0.499%	18	7.14%
0.00% to 0.249%	147	58.33%
-0.001% to -0.249%	82	32.54%
-0.25% to -0.499%	4	1.59%
-0.50% to -0.749%	0	0.00%
-0.75% to -0.999%	0	0.00%
-1.00% or more	0	0.00%
	252	100.00%

Period covered September 1, 2015 through February 29, 2016

	Number of	% of Total
Premium/Discount Range	Trading Days	Trade Days
1.00% or more	0	0.0%
0.75% to 0.999%	0	0.0%
0.50% to 0.749%	0	0.0%
0.25% to 0.499%	2	1.6%
0.00% to 0.249%	39	31.5%
-0.001% to -0.249%	82	66.1%
-0.25% to -0.499%	1	0.8%
-0.50% to -0.749%	0	0.0%
-0.75% to -0.999%	0	0.0%
-1.00% or more	0	0.0%
	124	100.0%

VIDENT FUNDS

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited) (Continued)

Vident Core U.S. Bond Strategy ETF

Period covered October 15, 2014 through August 31, 2015

	Number of	% of Total
Premium/Discount Range	Trading Days	Trade Days
1.00% or more	0	0.00%
0.75% to 0.999%	0	0.00%
0.50% to 0.749%	0	0.00%
0.25% to 0.499%	43	19.46%
0.00% to 0.249%	124	56.11%
-0.001% to -0.249%	51	23.08%
-0.25% to -0.499%	3	1.36%
-0.50% to -0.749%	0	0.00%
-0.75% to -0.999%	0	0.00%
-1.00% or more	0	0.00%
	221	100.00%

Period covered September 1, 2015 through February 29, 2016

	Number of	% of Total
Premium/Discount Range	Trading Days	Trade Days
1.00% or more	0	0.0%
0.75% to 0.999%	0	0.0%
0.50% to 0.749%	0	0.0%
0.25% to 0.499%	0	0.0%
0.00% to 0.249%	31	25.0%
-0.001% to -0.249%	85	68.5%
-0.25% to -0.499%	8	6.5%
-0.50% to -0.749%	0	0.0%
-0.75% to -0.999%	0	0.0%
-1.00% or more	0	0.0%
	124	100.0%

VIDENT FUNDS

EXPENSE EXAMPLE
For the Six Months Ended February 29, 2016 (Unaudited)

As a shareholder of Vident International Equity Fund, Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 – February 29, 2016).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

VIDENT FUNDS

EXPENSE EXAMPLE
For the Periods Ended February 29, 2016 (Unaudited) (Continued)

Vident International Equity Fund
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	September 1, 2015	February 29, 2016	the Period(a)	Expense Ratio
Actual	$1,000	$952	$3.30	0.68%
Hypothetical	$1,000	$1,022	$3.42	0.68%
(5% annual return
before expenses)

Vident Core U.S. Equity Fund
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	September 1, 2015	February 29, 2016	the Period(a)	Expense Ratio
Actual	$1,000	$948	$2.66	0.55%
Hypothetical	$1,000	$1,022	$2.77	0.55%
(5% annual return
before expenses)

Vident Core U.S. Bond Strategy ETF
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	September 1, 2015	February 29, 2016	the Period(a)	Expense Ratio
Actual	$1,000	$1,025	$2.27	0.45%
Hypothetical	$1,000	$1,023	$2.26	0.45%
(5% annual return
before expenses)

(a)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 182/366, to reflect the one-half year period.

VIDENT FUNDS

FEDERAL TAX INFORMATION
(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended August 31, 2015, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Vident International Equity Fund	92.55%
Vident Core U.S. Equity Fund	100.00%
Vident Core U.S. Bond Strategy ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2015 was as follows:

Vident International Equity Fund	72.76%
Vident Core U.S. Equity Fund	100.00%
Vident Core U.S. Bond Strategy ETF	0.00%

SHORT TERM CAPITAL GAIN
(Unaudited)

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Vident International Equity Fund	0.000%
Vident Core U.S. Equity Fund	0.002%
Vident Core U.S. Bond Strategy ETF	0.000%

VIDENT FUNDS

FOREIGN TAX CREDIT PASS THROUGH
(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the period ended August 31, 2015.  Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Portion of
Ordinary income
Distribution
	Creditable	Per	Derived from
	Foreign Taxes	Share	Foreign
	Paid	Amount	Sourced Income
Vident International Equity Fund	$2,051,601	$0.0693	97.56%
Vident Core U.S. Equity Fund	—	—	—
Vident Core U.S. Bond Strategy ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

VIDENT FUNDS

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.videntfinancialsolutions.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information ((“SAI”).  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.videntfinancialsolutions.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

VIDENT FUNDS

PRIVACY POLICY
(Unaudited)

Each Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

The Funds do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Funds may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. The Funds will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Funds maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of any Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

Adviser
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, Oklahoma  73120

Sub-Adviser
Vident Investment Advisory, LLC
89 Headquarters Plaza, North Tower, Suite 334
Morristown, New Jersey  07960

Index Provider
Vident Financial, LLC
300 Colonial Center Pkwy, Suite 150
Atlanta, Georgia  30076

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio  44115

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC  20004-2541

Vident International Equity Fund	Vident Core US Equity Fund
Symbol – VIDI	Symbol – VUSE
CUSIP – 26922A404	CUSIP – 26922A503

Vident Core US Bond Strategy Fund
Symbol – VBND
CUSIP – 26922A602

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*   /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date     May 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date     May 4, 2016

By (Signature and Title)*    /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date     May 2, 2016

* Print the name and title of each signing officer under his or her signature.